Net Loss per Common Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Summary of Basic and Diluted Net Loss per Common Share

The following table presents the calculation of basic and diluted net loss per common share:

	Year Ended December 31,
	2015	2016	2017
Numerator:
Net loss and comprehensive loss	$(46,515,956)	$(27,124,637)	$(51,006,094)
Denominator:
Weighted-average number of common shares used in net loss per common share -- basic and diluted	5,795,040	8,428,366	13,870,949
Net loss per common share -- basic and diluted	$(8.03)	$(3.22)	$(3.68)

Summary of Shares Outstanding that were Excluded from Calculation of Diluted Net Loss Per Share

Shares outstanding presented below were excluded from the calculation of diluted net loss per share, prior to the use of the treasury stock method, as their effect is anti-dilutive:

	Year Ended December 31,
	2015	2016	2017
Convertible preferred stock	23,269,107	26,416,896	—
Common stock under option	2,474,215	3,831,237	6,355,581
Common stock warrants	—	—	14,064
Total	25,743,322	30,248,133	6,369,645